Organization and Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 – Organization and Nature of Business

GlyEco, Inc. (the "Company", “we”, or “our”) is a green chemistry company that collects and recycles waste glycol into a reusable product that is sold to third party customers in the automotive and industrial end-markets. We are the largest independent glycol recycler in the United States, as measured by revenue and number of locations. Our proprietary technology, GlyEco TechnologyTM, allows us to recycle all five major types of waste glycol into a virgin-quality product usable in any glycol application.  We are dedicated to conserving natural resources, limiting liability for waste generators, safeguarding the environment, and creating valuable green products.  We currently operate seven processing centers in the United States with our principal offices located in Phoenix, Arizona. Our processing centers are located in (1) Minneapolis, Minnesota, (2) Indianapolis, Indiana, (3) Lakeland, Florida, (4) Elizabeth, New Jersey, (5) Rock Hill, South Carolina, (6) Tea, South Dakota, and (7) Landover, Maryland.

The Company was formed in the State of Nevada on October 21, 2011. On October 21, 2011, the Company became a wholly-owned subsidiary of Environmental Credits, Inc. ("ECVL"). On November 21, 2011, ECVL merged itself into its wholly-owned subsidiary, GlyEco, Inc. (the "Reincorporation"). Upon the consummation of the Reincorporation, the Company was the surviving corporation and the Articles of Incorporation and Bylaws of the Company replaced the Certificate of Incorporation and Bylaws of ECVL.

On November 28, 2011, the Company consummated a reverse triangular merger (the "Merger" or "Transaction") as a tax-free reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended, pursuant to an Agreement and Plan of Merger, dated November 21, 2011 (the "Merger Agreement"), with GRT Acquisition, Inc., a Nevada corporation and wholly-owned subsidiary of the Company, and Global Recycling Technologies, Ltd., a Delaware corporation and privately-held operating subsidiary ("Global Recycling"). Global Recycling was incorporated in Delaware on July 11, 2007.

GRT Acquisition, Inc. was incorporated in the State of Nevada on November 7, 2011 for the purpose of consummating the Merger. Pursuant to the Merger Agreement, GRT Acquisition, Inc. merged with and into Global Recycling, with Global Recycling being the surviving corporation and which resulted in Global Recycling becoming a wholly-owned subsidiary of the Company.

We were formed to acquire the assets of companies in the business of recycling and processing waste ethylene glycol, and to apply a newly developed proprietary technology to produce ASTM E1177 Type I virgin grade recycled ethylene glycol to end users throughout North America.

On December 30, 2011, Global Recycling's wholly-owned subsidiary, Global Acquisition Corp. #6 ("Global Sub #6"), a Delaware corporation, was dissolved. Global Sub #6 ceased operations on December 31, 2009, when the assets (including rights to additive formula and goodwill) were sold in an exchange for the common shares of Global Recycling. Prior to its sale, Global Sub #6 operated as a chemical company selling additives used in producing antifreeze and heat transfer fluid from recycled ethylene glycol. Sales of additives were discontinued upon the sale of the assets effective December 31, 2009.

On January 9, 2012, the Company, and our wholly-owned subsidiary, Global Recycling, consummated a merger pursuant to which Global Recycling merged with and into the Company (the "Global Merger"), with the Company being the surviving entity.

The 11,591,958 shares of Common Stock of Global Recycling (constituting 100% of the issued and outstanding shares of Global Recycling on the effective date of the Global Merger) held by the Company pursuant to the reverse merger consummated on November 28, 2011, were cancelled upon the consummation of the Merger.

Currently, the Company is actively acquiring operating entities involved in the recycling of waste ethylene glycol and is consolidating and streamlining their operations.

NOTE 1 – Organization and Nature of Business

GlyEco, Inc. (the "Company", “we”, or “our”) is a green chemistry company that collects and recycles waste glycol into a reusable product that is sold to third party customers in the automotive and industrial end-markets. Our proprietary technology, GlyEco TechnologyTM, allows us to recycle all five major types of waste glycol into a virgin-quality product usable in any glycol application.  We are dedicated to conserving natural resources, limiting liability for waste generators, safeguarding the environment, and creating valuable green products.  We currently operate seven processing centers in the United States with our principal offices located in Phoenix, Arizona. Our processing centers are located in (1) Minneapolis, Minnesota, (2) Indianapolis, Indiana, (3) Lakeland, Florida, (4) Elizabeth, New Jersey, (5) Rock Hill, South Carolina, (6) Tea, South Dakota, and (7) Landover, Maryland.

The Company was formed in the State of Nevada on October 21, 2011. On October 21, 2011, the Company became a wholly-owned subsidiary of Environmental Credits, Inc. ("ECVL"). On November 21, 2011, ECVL merged itself into its wholly-owned subsidiary, GlyEco, Inc. (the "Reincorporation"). Upon the consummation of the Reincorporation, the Company was the surviving corporation and the Articles of Incorporation and Bylaws of the Company replaced the Certificate of Incorporation and Bylaws of ECVL.

On November 28, 2011, the Company consummated a reverse triangular merger (the "Merger" or "Transaction") as a tax-free reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended, pursuant to an Agreement and Plan of Merger, dated November 21, 2011 (the "Merger Agreement"), with GRT Acquisition, Inc., a Nevada corporation and wholly-owned subsidiary of the Company, and Global Recycling Technologies, Ltd., a Delaware corporation and privately-held operating subsidiary ("Global Recycling"). Global Recycling was incorporated in Delaware on July 11, 2007.

GRT Acquisition, Inc. was incorporated in the State of Nevada on November 7, 2011 for the purpose of consummating the Merger. Pursuant to the Merger Agreement, GRT Acquisition, Inc. merged with and into Global Recycling, with Global Recycling being the surviving corporation and which resulted in Global Recycling becoming a wholly-owned subsidiary of the Company.

We were formed to acquire the assets of companies in the business of recycling and processing waste ethylene glycol, and to apply a newly developed proprietary technology to produce ASTM E1177 Type I virgin grade recycled ethylene glycol to end users throughout North America.

On December 30, 2011, Global Recycling's wholly-owned subsidiary, Global Acquisition Corp. #6 ("Global Sub #6"), a Delaware corporation, was dissolved. Global Sub #6 ceased operations on December 31, 2009, when the assets (including rights to additive formula and goodwill) were sold in an exchange for the common shares of Global Recycling. Prior to its sale, Global Sub #6 operated as a chemical company selling additives used in producing antifreeze and heat transfer fluid from recycled ethylene glycol. Sales of additives were discontinued upon the sale of the assets effective December 31, 2009.

On January 9, 2012, the Company, and its wholly-owned subsidiary, Global Recycling, consummated a merger pursuant to which Global Recycling merged with and into the Company (the "Global Merger"), with the Company being the surviving entity.

The 11,591,958 shares of common stock of Global Recycling (constituting 100% of the issued and outstanding shares of Global Recycling on the effective date of the Global Merger) held by the Company pursuant to the reverse merger consummated on November 28, 2011, were cancelled upon the consummation of the Merger.

Currently, the Company is actively acquiring operating entities involved in the recycling of waste ethylene glycol and is consolidating and streamlining their operations.

Going Concern

The consolidated financial statements as of and for the year ended December 31, 2013 have been prepared assuming that the Company will continue as a going concern. As of December 31, 2013, the Company has yet to achieve profitable operations and is dependent on its ability to raise capital from stockholders or other sources to sustain operations. Ultimately we hope to achieve viable profitable operations when operating efficiencies can be realized from the facilities added in 2013. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties. These factors raise substantial doubt about the Company's ability to continue as a going concern. In their report dated April 15, 2014, our independent registered public accounting firm included an emphasis-of-matter paragraph with respect to our financial statements for the fiscal year ended December 31, 2013, expressing uncertainty regarding the Company’s assumption that we will continue as a going concern.

Management's plans to address these matters include raising additional financing through offering its shares of capital stock in private and/or public offerings of its securities and through debt financing if available and needed. The Company plans to become profitable by upgrading the capacity and capabilities at its existing operating facilities, continuing to implement its patent-pending technology in international markets, and acquiring profitable glycol recycling companies, which are looking to take advantage of the Company's public company status and improve their profitability through a combined synergy. The Company intends to expand customer and supplier bases once operational capacity and capabilities have been upgraded.